Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Impairment to property, plant and equipment	$ 0	$ 0
Depreciation expenses	$ 18,459	$ 18,306	$ 18,356